Retirement benefits - Summary of Assumptions for Sensitivity Analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Rate of increase in pensionable remuneration
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.80%	3.90%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensionable remuneration | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.30%	3.30%
Rate of increase in pensionable remuneration | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	3.50%	3.50%
Rate of increase in pensionable remuneration | of which the USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.60%	4.60%
Rate of increase in pensionable remuneration | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (365)	$ (421)
Rate of increase in pensionable remuneration | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 411	$ 469
Rate of increase in pensions in payment
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	1.90%	2.00%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in pensions in payment | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.10%	2.10%
Rate of increase in pensions in payment | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	2.60%	2.90%
Rate of increase in pensions in payment | of which the USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	0.00%	0.00%
Rate of increase in pensions in payment | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (4,994)	$ (4,978)
Rate of increase in pensions in payment | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 6,015	$ 6,045
Discount rate for pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.90%	4.50%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for pension plans | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	4.30%	3.50%
Discount rate for pension plans | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.50%	5.50%
Discount rate for pension plans | of which the USA
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	5.50%	5.60%
Discount rate for pension plans | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 8,283	$ 8,641
Discount rate for pension plans | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (6,705)	$ (6,925)
Inflation rate for defined benefit obligation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.00%	2.10%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Inflation rate for defined benefit obligation | of which the Netherlands
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.10%	2.10%
Inflation rate for defined benefit obligation | of which the UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Weighted average inflation rate used in the calculation of the defined benefit obligation	2.70%	3.00%
Inflation rate for defined benefit obligation | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (5,217)	$ (5,328)
Inflation rate for defined benefit obligation | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 6,217	$ 6,494
Rate of increase in health-care costs
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	7.60%	8.00%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Rate of increase in health-care costs | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (305)	$ (295)
Rate of increase in health-care costs | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 371	$ 359
Discount rate for health-care plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage assumptions used	6.10%	6.00%
Expected age at death for persons aged 60:
Range of assumptions, possible decrease	1.00%
Range of assumptions, possible increase	1.00%
Discount rate for health-care plans | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 407	$ 390
Discount rate for health-care plans | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (327)	$ (314)
Men
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	88 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Men | of which the Netherlands
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	88 years
Men | of which the UK
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	87 years
Men | of which the USA
Expected age at death for persons aged 60:
Expected age at death assumptions used	88 years	88 years
Men | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (960)	$ (970)
Men | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 990	$ 981
Women
Expected age at death for persons aged 60:
Expected age at death assumptions used	90 years	89 years
Range of assumptions, expected age at death decrease	1 year
Range of assumptions, expected age at death increase	1 year
Women | of which the Netherlands
Expected age at death for persons aged 60:
Expected age at death assumptions used	90 years	90 years
Women | of which the UK
Expected age at death for persons aged 60:
Expected age at death assumptions used	89 years	89 years
Women | of which the USA
Expected age at death for persons aged 60:
Expected age at death assumptions used	89 years	89 years
Women | Bottom of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ (825)	$ (850)
Women | Top of range
Expected age at death for persons aged 60:
Increase/(decrease) in defined benefit obligations	$ 843	$ 874